Consolidated VIEs and Noncontrolling Interests - Results of Operations of ChinaCo (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Noncontrolling Interest [Line Items]
Revenues	[1]	$ 3,245		$ 2,570		$ 3,416
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization		2,914		3,085		3,543
Pre-opening location expenses		121		159		273
Selling, general and administrative expenses		735		1,011		1,605
Restructuring Charges		(200)		434		207
Non-routine gains and impairment charges		625		870		1,356
Depreciation, Depletion and Amortization		641		709		779
Costs and Expenses		4,836	[1]	6,268	[1]	7,763
Nonoperating Income (Expense)		(698)		(931)		533
Net loss		(2,295)		(4,632)		(3,834)
Net Income (Loss) Attributable to Parent		(2,034)		(4,439)		(3,129)
Variable Interest Entity, Primary Beneficiary | ChinaCo
Noncontrolling Interest [Line Items]
Revenues		0		0		206
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization		0		0		266
Pre-opening location expenses		0		0		14
Selling, general and administrative expenses		0		0		69
Restructuring Charges		0		0		(19)
Non-routine gains and impairment charges		0		0		450
Depreciation, Depletion and Amortization		0		0		39
Costs and Expenses		0		0		819
Nonoperating Income (Expense)		0		0		3
Net loss		0		0		(610)
Net Income (Loss) Attributable to Parent		$ 0		$ 0		$ (63)

[1]	See Note 27 for disclosure of related party amounts.